T. ROWE PRICE Retirement 2020 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 42 .2%
T. Rowe Price Funds:
New Income Fund  2,146,729 100,241 72,816 224,002,803 2,204,188
Limited Duration Inflation
Focused Bond Fund  1,741,565 6,900 131,351 299,069,906 1,638,903
International Bond Fund (USD
Hedged)  744,225 11,995 25,496 71,972,656 734,121
Emerging Markets Bond Fund  533,177 15,051 25,760 46,179,670 528,295
Dynamic Global Bond Fund  539,728 18,294 18,633 53,320,993 523,612
High Yield Fund  494,805 9,780 22,288 72,360,193 486,261
Floating Rate Fund  270,510 17,135 10,007 29,027,838 277,216
U.S. Treasury Long-Term Index
Fund  244,038 1,261 12,191 21,362,838 252,295
Total Bond Mutual Funds (Cost $ 6,406,654 ) 6,644,891
EQUITY MUTUAL FUNDS 55 .9%
T. Rowe Price Funds:
Equity Index 500 Fund  1,763,901 26,799 66,347 14,442,154 1,728,581
Value Fund  1,471,598 20,000 79,009 28,051,632 1,444,940
Growth Stock Fund (2) 1,356,156 1,335 65,057 12,125,679 1,430,103
Overseas Stock Fund  738,682 – 28,084 51,455,684 695,681
International Value Equity Fund  745,413 – 36,565 42,840,368 691,015
International Stock Fund  688,576 – 55,786 26,477,622 602,366
Mid-Cap Growth Fund  341,631 – 8,424 2,666,776 347,908
Mid-Cap Value Fund  424,403 – 57,891 9,307,711 324,001
Emerging Markets Stock Fund  355,077 – 16,512 5,668,365 305,865
Small-Cap Stock Fund  261,930 – 8,591 3,443,449 256,916
Small-Cap Value Fund  258,503 – 7,304 3,945,691 253,313
Real Assets Fund  248,772 – 7,231 16,105,944 239,012
New Horizons Fund (2) 192,367 – 4,623 2,165,693 211,480
Emerging Markets Discovery
Stock Fund  134,491 41,850 2,944 10,560,281 170,337
U.S. Large-Cap Core Fund  98,596 – 3,704 2,702,738 100,650
Total Equity Mutual Funds (Cost $ 4,012,698 ) 8,802,168
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund (2) 1,561 100,900 99,986 25,524 2,477
Total Other Mutual Funds (Cost $ 2,476 ) 2,477

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 157,592 390,151 271,061 276,682,221 276,682
Total Short-Term Investments (Cost $ 276,682 ) 276,682
Total Investments in Securities 99.9%
(Cost $10,698,510) $ 15,726,218
Other Assets Less Liabilities 0.1% 13,744
Net Assets 100.0% $ 15,739,962
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 545 MSCI EAFE Index contracts 9/21 (64,078) $ 452
Short, 1,430 Russell 2000 E-Mini Index contracts 9/21 (162,391) 3,431
Short, 808 S&P 500 E-Mini Index contracts 9/21 (182,628) (10,184)
Net payments (receipts) of variation margin to date 6,222
Variation margin receivable (payable) on open futures contracts $ (79)

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (175) $ (15,777) $ 4,784
Emerging Markets Bond Fund  (1,200) 5,827 7,051
Emerging Markets Discovery Stock Fund  292 (3,060) —
Emerging Markets Stock Fund  15,010 (32,700) —
Equity Index 500 Fund  119,440 4,228 5,894
Floating Rate Fund  (142) (422) 3,135
Growth Stock Fund  25,568 137,669 —
High Yield Fund  444 3,964 6,780
International Bond Fund (USD Hedged)  262 3,397 3,731
International Stock Fund  32,811 (30,424) —
International Value Equity Fund  9,302 (17,833) —
Limited Duration Inflation Focused Bond Fund  3,253 21,789 —
Mid-Cap Growth Fund  11,361 14,701 —
Mid-Cap Value Fund  27,380 (42,511) —
New Horizons Fund  6,000 23,736 —
New Income Fund  680 30,034 10,697
Overseas Stock Fund  14,530 (14,917) —
Real Assets Fund  3,299 (2,529) —
Small-Cap Stock Fund  8,215 3,577 —
Small-Cap Value Fund  4,956 2,114 —
Transition Fund  14 2 —
U.S. Large-Cap Core Fund  1,326 5,758 —
U.S. Treasury Long-Term Index Fund  (2,254) 19,187 1,256
Value Fund  29,791 32,351 —
U.S. Treasury Money Fund, 0.06% — — 43
Totals $ 310,163 # $ 148,161 $ 43,371 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $43,371 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2020 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F141-054Q1 08/21